Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.000% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2056, Series A
Amount Registered | shares	450,000,000
Maximum Aggregate Offering Price	$ 450,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,145.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended, based on the outstanding aggregate principal amount of Puget Energy, Inc.'s unregistered (i) 7.000% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2056, Series A, and (ii) 7.250% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2056, Series B, to be exchanged for Puget Energy, Inc.'s (i) 7.000% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2056, Series A, and (ii) 7.250% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2056, Series B, registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.250% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2056, Series B
Amount Registered | shares	450,000,000
Maximum Aggregate Offering Price	$ 450,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,145.00
Offering Note	See Note 1.